Investments (Realized Gains Losses Available-For-Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds from Sales	$ 50.6	$ 60.2	$ 64.7
Seed Money [Member]
Schedule of Available-for-sale Securities [Line Items]
Proceeds from Sales	50.3	59.3	64.5
Gross Realized Gains	5.3	8.8	9.9
Gross Realized Losses	(0.6)	(1.2)	(1.3)
Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Proceeds from Sales	0.3	0.9	0.2
Gross Realized Gains	0	0.6	0
Gross Realized Losses	$ 0	$ 0	$ 0